INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Schedule of investments in associates and joint ventures

Total
Balance as of January 1, 2023	3,896,518
Equity in earnings	827,606
Cumulative Translation Adjustment	176,214
Capital increase	524,185
Conversion of intercompany loan into equity interest	141,070
Negative goodwill in acquisition of equity interest	11,195
Presentation as Assets held for sale	(1,210,041)
Shares repurchase	(47,006)
Dividends/Interest on equity	(461,292)
Balance as of December 31, 2023	3,858,449
Equity in earnings	464,467
Cumulative Translation Adjustment	130,946
Capital increase	184,947
Additional share purchase	7,000
Dividends/Interest on equity	(414,653)
Other transactions	(8,839)
Balance as of December 31, 2024	4,222,317
Equity in earnings	95,622
Cumulative Translation Adjustment	22,101
Capital increase	91,436
Acquisition of company control (Note 3.4)	25,846
Disposal in acquisition of company control	(277,521)
Dividends/Interest on equity	(235,327)
Balance as of December 31, 2025	3,944,474